SEGMENTS - Reconciliation of consolidated totals to segment information (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEGMENTS
Income (loss) before income taxes	$ (205)	$ (189)	$ (313)	$ (403)	$ (1,903)	$ (1,760)	$ (573)
Workforce rebalancing charges	4		(11)	52	39	918	159
Transaction-related costs	103	58	173	55	627	21
Stock-based compensation	26	31	18	16	71	64	51
Impairment expense					469
Interest expense	20	21	15	14	64	63	76
Depreciation expense	228	246	331	339	1,300	1,445	1,469
Amortization expense	308	326	351	330	1,314	1,408	1,335
Corporate expense not allocated to the segments	20	56	49	40	154	153	144
Other adjustments	9	43	7	7	88	27	50
Segment adjusted EBITDA	$ 511	$ 592	$ 620	$ 450	$ 2,223	$ 2,337	$ 2,710